Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	¥ 1,896		¥ 9,511
Cost method investments	418		1,195
Goodwill	5,103		6,089
Long-lived assets	5,014
Fair Value, Inputs, Level 2
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cost method investments			532	[1]
Fair Value, Inputs, Level 3
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	1,896	[2]	9,511	[2]
Cost method investments	418	[2]	663	[2]
Goodwill	5,103	[2]	6,089	[2]
Long-lived assets	5,014	[2]
Losses (Before Tax)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	1,015		1,928
Cost method investments	1,153		3,052
Goodwill	4,764		1,912
Long-lived assets	¥ 9,555

[1]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[2]	Unobservable inputs